PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  7.2%
Diversified Telecommunication Services 0.2%
Lumen Technologies, Inc. 4,340 53,642
Entertainment 1.7%
Activision Blizzard, Inc. 3,089 244,062
Electronic Arts, Inc. 1,119 148,447
Total 392,509
Interactive Media & Services 3.8%
Alphabet, Inc. Class A
(a)
166 449,208
Alphabet, Inc. Class C
(a)
154 417,951
Total 867,159
Media 1.5%
Charter Communications, Inc. Class A
(a)
27 16,020
DISH Network Corp. Class A
(a)
985 30,929
Fox Corp. Class A 1,254 50,925
Fox Corp. Class B 600 22,308
Interpublic Group of Cos., Inc. (The) 1,529 54,341
New York Times Co. (The) Class A 660 26,420
News Corp. Class A 1,537 34,183
News Corp. Class B 488 10,853
Nexstar Media Group, Inc. Class A 150 24,807
Omnicom Group, Inc. 831 62,624
Sirius XM Holdings, Inc. 3,498 22,247
Total 355,657
Total Communication Services 1,668,967
Consumer Discretionary  5.4%
Automobiles 0.1%
Thor Industries, Inc. 146 13,810
Distributors 0.7%
Genuine Parts Co. 640 85,267
LKQ Corp. 1,223 67,131
Total 152,398
Diversified Consumer Services 0.3%
H&R Block, Inc. 157 3,589
Service Corp. International 732 45,179
Terminix Global Holdings, Inc.
(a)
570 24,590
Total 73,358
Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp.
(a)
297 17,660
Darden Restaurants, Inc. 188 26,295
MGM Resorts International 1,861 79,502
Six Flags Entertainment Corp.
(a)
218 8,609
Travel + Leisure Co. 130 7,384
Wyndham Hotels & Resorts, Inc. 154 12,928
Total 152,378
Household Durables 1.7%
DR Horton, Inc. 868 77,443
Lennar Corp. Class A 1,222 117,446
Lennar Corp. Class B 71 5,732
Mohawk Industries, Inc.
(a)
259 40,888
NVR, Inc.
(a)
5 26,636
PulteGroup, Inc. 821 43,259
Toll Brothers, Inc. 296 17,455
Whirlpool Corp. 274 57,592
Total 386,451
Multiline Retail 0.2%
Kohl's Corp. 697 41,618
Specialty Retail 1.1%
AutoNation, Inc.
(a)
203 22,127
AutoZone, Inc.
(a)
76 150,963
Dick's Sporting Goods, Inc. 286 33,004
Lithia Motors, Inc. 120 35,056
Common Stocks (continued)
Issuer Shares Value ($)
Penske Automotive Group, Inc. 143 14,533
Total 255,683
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.
(a)
677 40,667
Columbia Sportswear Co. 170 15,788
Hanesbrands, Inc. 628 10,111
Ralph Lauren Corp. 215 23,830
Tapestry, Inc. 1,143 43,377
Under Armour, Inc. Class A
(a)
865 16,288
Under Armour, Inc. Class C
(a)
911 14,567
Total 164,628
Total Consumer Discretionary 1,240,324
Consumer Staples  7.4%
Beverages 0.5%
Coca-Cola Co. (The) 1,680 102,497
Molson Coors Beverage Co. Class B 265 12,630
Total 115,127
Food & Staples Retailing 1.8%
Albertsons Cos., Inc. Class A 233 6,559
Kroger Co. (The) 1,104 48,123
Walgreens Boots Alliance, Inc. 1,075 53,492
Walmart, Inc. 2,127 297,376
Total 405,550
Food Products 1.3%
Archer-Daniels-Midland Co. 837 62,775
Ingredion, Inc. 102 9,659
JM Smucker Co. (The) 155 21,790
Kraft Heinz Co. (The) 1,026 36,731
Mondelez International, Inc. Class A 2,062 138,216
Tyson Foods, Inc. Class A 431 39,173
Total 308,344
Household Products 2.5%
Procter & Gamble Co. (The) 3,626 581,792
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
131 5,569
Tobacco 1.3%
Altria Group, Inc. 1,227 62,430
Philip Morris International, Inc. 2,337 240,360
Total 302,790
Total Consumer Staples 1,719,172
Energy  6.3%
Energy Equipment & Services 0.1%
NOV, Inc. 976 16,026
Oil, Gas & Consumable Fuels 6.2%
APA Corp. 933 30,985
ConocoPhillips 3,387 300,156
Continental Resources, Inc. 149 7,739
Exxon Mobil Corp. 10,695 812,392
HollyFrontier Corp. 374 13,150
Marathon Petroleum Corp. 1,609 115,446
Occidental Petroleum Corp. 1,843 69,426
Valero Energy Corp. 1,028 85,293
Total 1,434,587
Total Energy 1,450,613
Financials  20.9%
Banks 7.7%
Bank OZK 496 23,238
Citigroup, Inc. 8,321 541,863
Comerica, Inc. 531 49,266
Fifth Third Bancorp 2,758 123,089
KeyCorp 3,815 95,604
Popular, Inc. 312 27,821

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2022 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Synovus Financial Corp. 535 26,622
Wells Fargo & Co. 16,427 883,773
Total 1,771,276
Capital Markets 5.8%
Affiliated Managers Group, Inc. 166 24,271
Cboe Global Markets, Inc. 417 49,427
Evercore, Inc. Class A 154 19,222
Goldman Sachs Group, Inc. (The) 1,268 449,734
Invesco Ltd. 1,338 30,319
Janus Henderson Group PLC 675 24,907
Jefferies Financial Group, Inc. 876 32,097
Lazard Ltd. Class A 404 17,631
Morgan Stanley 5,581 572,276
SEI Investments Co. 436 25,554
T Rowe Price Group, Inc. 614 94,820
Total 1,340,258
Consumer Finance 2.3%
Ally Financial, Inc. 1,433 68,383
Capital One Financial Corp. 1,762 258,538
Credit Acceptance Corp.
(a)
33 17,805
Discover Financial Services 532 61,579
OneMain Holdings, Inc. 447 23,092
SLM Corp. 1,214 22,265
Synchrony Financial 1,852 78,877
Total 530,539
Diversified Financial Services 0.1%
Voya Financial, Inc. 451 30,650
Insurance 4.6%
Allstate Corp. (The) 1,178 142,149
American Financial Group, Inc. 269 35,045
Axis Capital Holdings Ltd. 310 17,664
CNA Financial Corp. 109 5,004
Fidelity National Financial, Inc. 1,094 55,083
First American Financial Corp. 424 31,592
Lincoln National Corp. 642 44,927
Marsh & McLennan Cos., Inc. 1,789 274,862
Mercury General Corp. 109 5,958
MetLife, Inc. 2,920 195,815
Old Republic International Corp. 1,105 28,321
Prudential Financial, Inc. 1,541 171,930
Reinsurance Group of America, Inc. 273 31,349
Unum Group 819 20,786
Total 1,060,485
Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp. 2,129 31,701
Annaly Capital Management, Inc. 5,653 44,659
Total 76,360
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 1,368 20,766
Total Financials 4,830,334
Health Care  17.9%
Biotechnology 1.4%
Amgen, Inc. 113 25,667
Biogen, Inc.
(a)
165 37,290
BioMarin Pharmaceutical, Inc.
(a)
204 18,080
Exact Sciences Corp.
(a)
17 1,298
Exelixis, Inc.
(a)
50 905
Gilead Sciences, Inc. 1,399 96,083
Horizon Therapeutics PLC
(a)
199 18,573
Incyte Corp.
(a)
29 2,156
Ionis Pharmaceuticals, Inc.
(a)
14 445
Iovance Biotherapeutics, Inc.
(a)
114 1,898
Common Stocks (continued)
Issuer Shares Value ($)
Mirati Therapeutics, Inc.
(a)
9 1,074
Natera, Inc.
(a)
7 494
Regeneron Pharmaceuticals, Inc.
(a)
100 60,859
Sage Therapeutics, Inc.
(a)
59 2,326
Seagen, Inc.
(a)
18 2,421
Ultragenyx Pharmaceutical, Inc.
(a)
21 1,468
United Therapeutics Corp.
(a)
49 9,892
Vertex Pharmaceuticals, Inc.
(a)
173 42,048
Total 322,977
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 1,685 214,770
Baxter International, Inc. 1,237 105,689
Becton Dickinson and Co. 562 142,827
DENTSPLY SIRONA, Inc. 424 22,650
Envista Holdings Corp.
(a)
315 13,621
Integra LifeSciences Holdings Corp.
(a)
144 9,322
Medtronic PLC 2,650 274,248
Quidel Corp.
(a)
74 7,649
Total 790,776
Health Care Providers & Services 3.4%
AmerisourceBergen Corp. 288 39,226
Anthem, Inc. 469 206,824
Cardinal Health, Inc. 234 12,067
Centene Corp.
(a)
1,085 84,370
CVS Health Corp. 2,549 271,494
Laboratory Corp. of America Holdings
(a)
186 50,473
McKesson Corp. 258 66,234
Molina Healthcare, Inc.
(a)
94 27,305
Quest Diagnostics, Inc. 237 32,000
Total 789,993
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.
(a)
190 46,531
Waters Corp.
(a)
10 3,201
Total 49,732
Pharmaceuticals 9.5%
Bristol-Myers Squibb Co. 4,487 291,162
Johnson & Johnson 5,197 895,391
Merck & Co., Inc. 5,000 407,400
Organon & Co. 496 15,827
Perrigo Co. PLC 262 9,974
Pfizer, Inc. 10,837 571,002
Total 2,190,756
Total Health Care 4,144,234
Industrials  11.1%
Aerospace & Defense 1.5%
Curtiss-Wright Corp. 139 18,458
General Dynamics Corp. 843 178,800
Huntington Ingalls Industries, Inc. 135 25,272
Lockheed Martin Corp. 109 42,415
Textron, Inc. 765 52,066
Woodward, Inc. 198 21,834
Total 338,845
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 156 17,859
Building Products 0.7%
A O Smith Corp. 450 34,389
Allegion PLC 73 8,959
Builders FirstSource, Inc.
(a)
687 46,709
Masco Corp. 843 53,387
Owens Corning 355 31,489
Total 174,933

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2022 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Commercial Services & Supplies 1.3%
Cintas Corp. 21 8,222
Clean Harbors, Inc.
(a)
177 16,382
Republic Services, Inc. 717 91,532
Waste Management, Inc. 1,207 181,581
Total 297,717
Construction & Engineering 0.2%
AECOM 468 32,353
MasTec, Inc.
(a)
197 16,967
Total 49,320
Electrical Equipment 1.0%
Acuity Brands, Inc. 120 22,983
Emerson Electric Co. 2,039 187,486
nVent Electric PLC 566 19,578
Total 230,047
Industrial Conglomerates 0.7%
Roper Technologies, Inc. 356 155,629
Machinery 1.9%
Allison Transmission Holdings, Inc. 86 3,267
Crane Co. 168 17,390
Dover Corp. 494 83,936
Flowserve Corp. 448 14,614
Nordson Corp. 162 37,672
Oshkosh Corp. 235 26,745
Otis Worldwide Corp. 1,479 126,351
Pentair PLC 554 35,290
Snap-on, Inc. 181 37,693
Toro Co. (The) 23 2,221
Westinghouse Air Brake Technologies Corp. 627 55,740
Total 440,919
Professional Services 0.3%
FTI Consulting, Inc.
(a)
116 16,914
ManpowerGroup, Inc. 185 19,401
Robert Half International, Inc. 46 5,210
Verisk Analytics, Inc. 198 38,834
Total 80,359
Road & Rail 3.3%
AMERCO 31 18,877
CSX Corp. 7,764 265,684
Knight-Swift Transportation Holdings, Inc. 544 30,780
Landstar System, Inc. 17 2,720
Norfolk Southern Corp. 840 228,472
Ryder System, Inc. 179 13,101
Union Pacific Corp. 822 201,020
Total 760,654
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
91 2,188
Watsco, Inc. 112 31,647
Total 33,835
Total Industrials 2,580,117
Information Technology  9.5%
Communications Equipment 2.3%
Arista Networks, Inc.
(a)
49 6,091
Cisco Systems, Inc. 7,939 441,964
Lumentum Holdings, Inc.
(a)
141 14,309
Motorola Solutions, Inc. 314 72,829
Ubiquiti, Inc. 2 580
Total 535,773
Electronic Equipment, Instruments & Components 0.2%
Keysight Technologies, Inc.
(a)
199 33,595
Vontier Corp. 154 4,329
Total 37,924
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 1.8%
Accenture PLC Class A 237 83,798
Amdocs Ltd. 247 18,745
Fidelity National Information Services, Inc. 1,203 144,264
Global Payments, Inc. 574 86,031
GoDaddy, Inc. Class A
(a)
288 21,805
Paychex, Inc. 78 9,185
SolarWinds Corp. 66 898
StoneCo Ltd. Class A
(a)
28 436
VeriSign, Inc.
(a)
188 40,830
Western Union Co. (The) 586 11,081
Total 417,073
Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.
(a)
112 10,017
Intel Corp. 7,801 380,845
MKS Instruments, Inc. 19 2,951
Qorvo, Inc.
(a)
214 29,378
Skyworks Solutions, Inc. 166 24,323
Texas Instruments, Inc. 670 120,258
Total 567,772
Software 2.3%
ANSYS, Inc.
(a)
98 33,321
Dolby Laboratories, Inc. Class A 123 10,806
Dynatrace, Inc.
(a)
22 1,207
Manhattan Associates, Inc.
(a)
59 7,898
McAfee Corp. Class A 30 769
NortonLifeLock, Inc. 766 19,924
Oracle Corp. 193 15,664
salesforce.com, Inc.
(a)
1,435 333,824
SS&C Technologies Holdings, Inc. 431 34,424
Synopsys, Inc.
(a)
107 33,224
Teradata Corp.
(a)
30 1,210
VMware, Inc. Class A 244 31,349
Total 523,620
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Inc. Class C
(a)
268 15,225
Hewlett Packard Enterprise Co. 2,537 41,429
HP, Inc. 1,504 55,242
NetApp, Inc. 146 12,631
Total 124,527
Total Information Technology 2,206,689
Materials  3.7%
Chemicals 1.6%
Celanese Corp. 248 38,616
Chemours Co. (The) 288 9,420
Dow, Inc. 2,457 146,757
LyondellBasell Industries NV Class A 821 79,415
Mosaic Co. (The) 1,284 51,296
Olin Corp. 469 23,764
Westlake Chemical Corp. 95 9,372
Total 358,640
Construction Materials 0.1%
Eagle Materials, Inc. 146 21,294
Containers & Packaging 0.4%
Avery Dennison Corp. 138 28,348
International Paper Co. 1,401 67,598
Total 95,946
Metals & Mining 1.5%
Cleveland-Cliffs, Inc.
(a)
1,679 28,778
Freeport-McMoRan, Inc. 3,693 137,453
Nucor Corp. 1,042 105,659
Reliance Steel & Aluminum Co. 223 34,092

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2022 (Unaudited)
4 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 569 31,591
United States Steel Corp. 962 19,933
Total 357,506
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 301 19,999
Sylvamo Corp.
(a)
127 3,783
Total 23,782
Total Materials 857,168
Real Estate  4.8%
Equity Real Estate Investment Trusts (REITs) 4.1%
American Homes 4 Rent Class A 963 37,682
Brixmor Property Group, Inc. 1,004 25,462
Camden Property Trust 327 52,349
Cousins Properties, Inc. 501 19,319
CubeSmart 728 36,939
CyrusOne, Inc. 420 37,737
EPR Properties 247 10,861
Equity Residential 1,248 110,735
Essex Property Trust, Inc. 219 72,818
First Industrial Realty Trust, Inc. 431 26,196
Highwoods Properties, Inc. 347 14,963
Invitation Homes, Inc. 1,956 82,113
Iron Mountain, Inc. 282 12,949
Lamar Advertising Co. Class A 36 3,987
Life Storage, Inc. 263 35,492
Mid-America Apartment Communities, Inc. 391 80,812
Public Storage 119 42,665
SBA Communications Corp. 301 97,957
Simon Property Group, Inc. 146 21,491
SL Green Realty Corp. 231 16,752
Spirit Realty Capital, Inc. 400 18,984
Weyerhaeuser Co. 2,526 102,126
Total 960,389
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
1,063 107,724
Jones Lang LaSalle, Inc.
(a)
171 42,885
Total 150,609
Total Real Estate 1,110,998
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  5.2%
Electric Utilities 4.6%
American Electric Power Co., Inc. 2,099 189,750
Duke Energy Corp. 3,207 336,927
Entergy Corp. 835 93,328
Evergy, Inc. 956 62,102
Exelon Corp. 4,058 235,161
FirstEnergy Corp. 2,280 95,669
Hawaiian Electric Industries, Inc. 441 18,743
IDACORP, Inc. 211 23,256
NRG Energy, Inc. 553 22,081
Total 1,077,017
Gas Utilities 0.3%
National Fuel Gas Co. 368 22,349
UGI Corp. 852 38,638
Total 60,987
Multi-Utilities 0.3%
MDU Resources Group, Inc. 840 24,670
NiSource, Inc. 1,644 47,972
Total 72,642
Total Utilities 1,210,646
Total Common Stocks
(Cost $22,531,257) 23,019,262
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 1,561 60,972
Total Exchange-Traded Equity Funds
(Cost $60,338) 60,972
Issuer Shares Value ($)
Money Market Funds 0.5%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
105,862 105,862
Total Money Market Funds
(Cost $105,862) 105,862
Total Investments in Securities
(Cost $22,697,457) 23,186,096
Other Assets & Liabilities, Net (41,193)
Net Assets 23,144,903
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_M01_(03/22)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.